PGIM S&P 500 Buffer 20 ETF - January
Schedule of Investments  (unaudited)
as of July 31, 2025
Description	Shares	Value
Short-Term Investments 103.4%
Affiliated Mutual Fund 0.9%
PGIM Core Government Money Market Fund (7-day effective yield 4.492%) (cost $351,875)(wb)	351,875	$351,875
Options Purchased*~ 102.5%
(cost $38,531,063)		40,167,648

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 103.4% (cost $38,882,938)		40,519,523
Options Written*~ (3.4)%
(premiums received $1,090,791)		(1,307,297)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $37,792,147)		39,212,226
Liabilities in excess of other assets(z) (0.0)%		(14,535)

Net Assets 100.0%		$39,197,691

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	12/31/25	$5.86		633		63	$39,489,705
SPDR S&P 500 ETF Trust	Put	12/31/25	$586.08		633		63	677,943
Total Options Purchased (cost $38,531,063)								$40,167,648
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	12/31/25	$649.90		633		63	$(1,142,084)
SPDR S&P 500 ETF Trust	Put	12/31/25	$468.86		633		63	(165,213)
Total Options Written (premiums received $1,090,791)								$(1,307,297)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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